CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
REVENUES	$ 351,181	$ 357,191	$ 678,419	$ 712,802
COST OF REVENUES	264,259	270,674	518,891	530,568
GROSS PROFIT	86,922	86,517	159,528	182,234
OPERATING COSTS AND EXPENSES:
Research and development	18,994	19,452	38,945	38,783
Marketing, general and administrative	19,050	17,387	37,720	36,016
Restructuring gain from sale of machinery and equipment, net	0	(1,952)	0	(50,282)
Restructuring expense (income), net	(6,270)	1,101	(6,270)	17,776
TOTAL OPERATING COSTS AND EXPENSES	31,774	35,988	70,395	42,293
OPERATING PROFIT	55,148	50,529	89,133	139,941
FINANCING AND OTHER INCOME, NET	7,710	3,924	11,694	10,921
PROFIT BEFORE INCOME TAX	62,858	54,453	100,827	150,862
INCOME TAX EXPENSE, NET	(6,108)	(5,747)	(1,030)	(20,788)
NET PROFIT	56,750	48,706	99,797	130,074
Net loss (income) attributable to non-controlling interest	(3,305)	2,484	(1,718)	(7,482)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$ 53,445	$ 51,190	$ 98,079	$ 122,592
BASIC EARNINGS PER SHARE
Earnings per share	$ 0.48	$ 0.46	$ 0.88	$ 1.11
Weighted average number of shares	111,037	110,088	110,938	110,025
DILUTED EARNINGS PER SHARE:
Earnings per share	$ 0.48	$ 0.46	$ 0.88	$ 1.1
Net profit used for diluted earnings per share	$ 53,445	$ 51,190	$ 98,079	$ 122,592
Weighted average number of shares used for diluted earnings per share	111,979	111,234	111,964	111,153